NOTE 11. COMMITMENTS AND CONTINGENCIES (Details Narrative) (Quarterly Report, USD $)	3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Keystone [Member]	Sep. 30, 2013 I O T A [Member]	Sep. 30, 2013 Xignite [Member]	Dec. 31, 2012 Real Time [Member]	Dec. 31, 2014 Noel [Member]	Dec. 31, 2012 Noel [Member]
Officers Compensation					$ 3,500					$ 125,000	$ 102,000
Compensation Expense, Shares Issued						30,000,000	26,950,000
Servicing Expenses								18,000
Operating Expenses	37,031	9,949	103,521	10,320				4,500
Software Expenses					40,000				1,000
Accrued Expenses	9,800		9,800
Compensation Expense											$ 1,000